Performance (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of revenue
Revenue from continuing operations by

	2021	2020	2019
	(US$ millions)
Mobile	2,347	2,116	2,150
Cable and other fixed services	1,947	1,803	1,928
Other	60	52	51
Service revenue	4,354	3,971	4,130
Telephone and equipment	263	201	206
Total revenue	4,617	4,171	4,336

Revenue from continuing operations by country or operation (i)

	2021	2020	2019
	(US$ millions)
Colombia	1,414	1,346	1,532
Paraguay	555	544	610
Bolivia	623	584	639
El Salvador	445	389	386
Tanzania	357	366	382
Nicaragua	238	220	157
Costa Rica	141	140	153
Panama	632	585	475
Guatemala (ii)	223	—	—
Other operations	2	3	4
Eliminations	(13)	(5)	(3)
Total	4,617	4,171	4,336
(i)    The revenue figures above are shown after intercompany eliminations.
(ii)        Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.
Revenue from contracts with customers from continuing operations:

		Twelve months ended December 31, 2021			Twelve months ended December 31, 2020			Twelve months ended December 31, 2019
$ millions	Timing of revenue recognition	Latin America	Africa	Total Group	Latin America	Africa	Total Group	Latin America	Africa	Total Group
Mobile	Over time	1,963	233	2,196	1,728	239	1,967	1,747	261	2,007
Mobile Financial Services	Point in time	37	114	150	31	118	149	31	112	143
Cable and other fixed services	Over time	1,938	9	1,947	1,794	8	1,803	1,919	9	1,928
Other	Over time	60	—	60	51	1	52	51	1	52
Service Revenue		3,998	357	4,354	3,604	366	3,971	3,748	382	4,130
Telephone and equipment	Point in time	263	—	263	201	—	201	206	—	206
Revenue from contracts with customers		4,261	357	4,617	3,805	366	4,171	3,954	382	4,336

Disclosure of cost of sales
The cost of sales and operating expenses incurred by the Group can be summarized as follows:
Cost of sales

	2021	2020	2019
	(US$ millions)
Direct costs of services sold	(938)	(847)	(878)
Cost of telephone, equipment and other accessories	(278)	(216)	(230)
Bad debt and obsolescence costs	(86)	(108)	(93)
Cost of sales	(1,302)	(1,171)	(1,201)

Disclosure of operating expenses
Operating expenses, net

	2021	2020	2019
	(US$ millions)
Marketing expenses	(495)	(396)	(402)
Site and network maintenance costs	(254)	(234)	(245)
Employee related costs (B.4.)	(503)	(477)	(496)
External and other services	(177)	(174)	(204)
Rentals and leases	—	(1)	(1)
Other operating expenses	(248)	(225)	(257)
Operating expenses, net	(1,677)	(1,505)	(1,604)

Disclosure of other operating income (expense)
The other operating income and expenses incurred by the Group can be summarized as follows:
Other operating income (expenses), net

	Notes	2021	2020	2019
		(US$ millions)
Income from tower deal transactions	E.3.	—	—	5
Impairment of intangible assets and property, plant and equipment	E.1., E.2.	(5)	—	(8)
Gain (loss) on disposals of intangible assets and property, plant and equipment		6	—	—
Impairment of AirtelTigo's receivable	G.5.		(45)	—
Reverse earn-out in respect of Zantel's acquisition (i)		11	—	—
Gain (loss) on disposal of equity investments	C.7.3.	(15)	25	(32)
Other income (expenses) (ii)		10	9	1
Other operating income (expenses), net		6	(12)	(34)
(i)     In January 2022, Millicom received $11 million from Etisalat as earn-out income related to the purchase of Zantel in 2015. This settlement was considered as an adjusting event and recorded in 'other operating income' in the statement of income.
(ii) Other income (expenses) can be mainly attributed to social obligations spectrum liability derecognition in Paraguay of $4 million and reversal provision related to Ghana of $4 million.
Disclosure of operating segments
Revenue, operating profit (loss), EBITDA and other segment information for the years ended December 31, 2021, 2020 and 2019, were as follows:

	Latin America	Africa	Unallocated	Guatemala and Honduras (vii) (viii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2021
Mobile revenue	3,372	347	—	(1,372)	—	2,347
Cable and other fixed services revenue	2,275	9	—	(334)	(2)	1,947
Other revenue	70	—	—	(8)	(2)	60
Service revenue (i)	5,716	357	—	(1,715)	(4)	4,354
Telephone and equipment and other revenue (i)	503	—	—	(240)	—	263
Revenue	6,220	357	—	(1,955)	(4)	4,617
Operating profit (loss)	1,001	29	(7)	(574)	210	659
Add back:
Depreciation and amortization	1,504	83	12	(403)	—	1,196
Share of profit in joint ventures	—	—	—	—	(210)	(210)
Other operating income (expenses), net	(8)	(1)	2	—	—	(6)
EBITDA (ii)	2,498	111	6	(977)	—	1,639
EBITDA from discontinued operations	—	—	—	—	—	—
EBITDA incl discontinued operations	2,498	111	6	(977)	—	1,639
Capital expenditure (iii)	(1,015)	(42)	(7)	238	—	(827)
Changes in working capital and others (iv)	(200)	33	116	(13)	—	(65)
Taxes paid	(241)	(20)	(9)	143	—	(127)
Operating free cash flow (v)	1,041	81	106	(609)	—	619
Total Assets (vi)	14,400	870	6,401	(6,430)	(103)	15,139
Total Liabilities	8,333	937	5,081	(1,761)	(191)	12,399

	Latin America	Africa	Unallocated	Guatemala and Honduras(vii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2020
Mobile revenue	3,220	357	—	(1,461)	—	2,116
Cable and other fixed services revenue	2,097	8	—	(302)	(1)	1,803
Other revenue	60	1	—	(6)	(2)	52
Service revenue (i)	5,377	366	—	(1,769)	(4)	3,971
Telephone and equipment revenue (i)	466	—	—	(266)	—	201
Revenue	5,843	366	—	(2,035)	(4)	4,171
Operating profit (loss)	803	36	(32)	(536)	175	446
Add back:
Depreciation and amortization	1,561	89	11	(453)	—	1,208
Share of profit in joint ventures	—	—	—	—	(171)	(171)
Other operating income (expenses), net	(5)	—	23	(3)	(4)	12
EBITDA (ii)	2,360	125	2	(992)	—	1,495
EBITDA from discontinued operations	—	(4)	—	—	—	(4)
EBITDA incl discontinued operations	2,360	121	2	(992)	—	1,491
Capital expenditure (iii)	(926)	(42)	(4)	258	—	(714)
Changes in working capital and others (iv)	61	11	(7)	(43)	—	22
Taxes paid	(260)	(10)	(2)	131	—	(142)
Operating free cash flow (v)	1,234	80	(11)	(645)	—	657
Total Assets (vi)	13,418	926	4,052	(5,116)	(859)	12,422
Total Liabilities	8,878	959	3,342	(2,044)	(987)	10,148

	Latin America	Africa	Unallocated	Guatemala and Honduras(vii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2019
Mobile revenue	3,258	372	—	(1,480)	—	2,150
Cable and other fixed services revenue	2,197	9	—	(277)	—	1,928
Other revenue	60	1	—	(9)	—	51
Service revenue (i)	5,514	382	—	(1,766)	—	4,130
Telephone and equipment revenue (i)	449	—	—	(243)	—	206
Total Revenue	5,964	382	—	(2,010)	—	4,336
Operating profit (loss)	980	19	(64)	(540)	179	575
Add back:
Depreciation and amortization	1,435	99	9	(444)	—	1,100
Share of profit in joint ventures	—	—	—	—	(179)	(179)
Other operating income (expenses), net	2	(2)	42	(8)	—	34
EBITDA (ii)	2,418	117	(13)	(992)	—	1,530
EBITDA from discontinued operations	—	(3)	—	—	—	(3)
EBITDA incl discontinued operations	2,418	114	(13)	(992)	—	1,527
Capital expenditure (iii)	(1,040)	(58)	(9)	261	—	(846)
Changes in working capital and others (iv)	(86)	14	(52)	(18)	—	(143)
Taxes paid	(225)	(10)	(8)	129	—	(114)
Operating free cash flow (v)	1,067	59	(82)	(619)	—	425
Total Assets (vi)	13,859	936	3,715	(5,465)	(150)	12,895
Total Liabilities	8,413	909	3,977	(2,119)	(965)	10,215
(i)    Service revenue is Group revenue related to the provision of ongoing services such as monthly subscription fees, airtime and data usage fees, interconnection fees, roaming fees, mobile finance service commissions, installation fees and fees from other telecommunications services such as data services, SMS and other value-added services excluding telephone and equipment sales. Revenues from other sources comprises rental, sub-lease rental income and other non-recurring revenues. The Group derives revenue from the transfer of goods and services over time and at a point in time. Refer to the table below.
(ii) EBITDA is operating profit excluding impairment losses, depreciation and amortization and gains/losses on the disposal of fixed assets. EBITDA is used by the management to monitor the segmental performance and for capital management.
(iii) Cash spent for capex excluding spectrum and licenses of $37 million (2020: $101 million; 2019: $59 million) and cash received on tower deals of nil (2020: nil ; 2019: $22 million).
(iv)    Changes in working capital and others include changes in working capital as stated in the cash flow statement, as well as share-based payments expense and non-cash bonuses.
(v)    Operating Free Cash Flow is EBITDA less cash capex (excluding spectrum and license costs) less change in working capital, other non-cash items (share-based payment expense and non-cash bonuses) and taxes paid.
(vi)    Segment assets include goodwill and other intangible assets.
(vii)    Including eliminations for Guatemala and Honduras as reported in the Latam segment.
(viii)    Our operations in Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, from the acquisition date of November 12, 2021, Guatemala's statement of income and cash flow figures are no longer deducted to reconcile to the total consolidated balances.

Disclosure of number of permanent employees
Number of permanent employees

	2021	2020	2019
Continuing operations (i)	19,749	16,955	17,687
Joint ventures (ii)	938	4,464	4,688
Discontinued operations	—	—	—
Total	20,687	21,419	22,375
(i)    Emtelco headcount are excluded from this disclosure and any internal reporting because their costs are classified as direct costs and not employee related costs. Includes Guatemala for 2021.
(ii) Includes only Honduras for 2021 and also Guatemala and Ghana for 2020 and 2019.
Disclosure of employee related costs

	Notes	2021	2020	2019
		(US$ millions)
Wages and salaries		(383)	(356)	(358)
Social security		(71)	(66)	(68)
Share based compensation	B.4.1.	(17)	(24)	(27)
Pension and other long-term benefit costs	B.4.2.	(6)	(4)	(4)
Other employees related costs		(27)	(27)	(39)
Total		(503)	(477)	(496)

Disclosure of cost of share-based compensation
Cost of share-based compensation

	2021	2020	2019
	(US$ millions)
2017 incentive plans	—	—	(7)
2018 incentive plans	—	(2)	(8)
2019 incentive plans	3	(8)	(14)
2020 incentive plans	(3)	(13)	—
2021 incentive plans	(17)	—	—
Total share based compensation	(17)	(24)	(27)

Disclosure of assumptions and fair value of the shares under the TSR portion	Assumptions and fair value of the shares under the TSR portion(s)

	Risk-free rate %	Dividend yield %	Share price volatility(i) %	Award term (years)	Share fair value (in US$)
Performance share plan 2021 (Relative TSR)	0.29	1.28	46.28	2.82	52.99
Performance share plan 2020 (Relative TSR)	0.61	1.47	24.54	2.93	55.66
Performance share plan 2019 (Relative TSR)	(0.24)	3.01	26.58	2.93	49.79
Performance share plan 2018 (Relative TSR)	(0.39)	3.21	30.27	2.93	57.70
(i) Historical volatility retained was determined on the basis of a three-year historic average.
Disclosure of plan awards and shares expected to vest
Plan awards and shares expected to vest

	2021 plans		2020 plans		2019 plans		2018 plans
	PSP	DSP	PSP	DSP	PSP	DSP	PSP	DSP
			(number of shares)
Initial shares granted	451,363	536,890	341,897	370,131	257,601	297,856	237,196	262,317
Additional shares granted(i)	—	5,824	—	5,928	—	43,115	—	3,290
Revision for forfeitures	(17,469)	(11,790)	(264,137)	(26,815)	(204,649)	(31,553)	(78,903)	(38,167)
Revision for cancellations	—	—	—	—	—	—	(4,728)	—
Total before issuances	433,894	530,924	77,760	349,244	52,952	309,418	153,565	227,440
Shares issued in 2018	—	—	—	—	—	—	(97)	(18,747)
Shares issued in 2019	—	—	—	—	(150)	(24,294)	(3,109)	(54,971)
Shares issued in 2020	—	—	—	(3,571)	(17)	(96,629)	(304)	(35,125)
Shares issued in 2021	(1,121)	(5,760)	—	(113,653)	—	(87,141)	(103,725)	(118,597)
Performance conditions not met	—	—	—	—	—	—	(46,330)	—
Shares still expected to vest	432,773	525,164	77,760	232,020	52,785	101,354	—	—
Estimated cost over the vesting period (US$ millions)	16	19	4	15	3	18	12	14
(i) Additional shares granted represent grants made for new joiners and/or as per CEO contractual arrangements.
Disclosure of directors renumeration charge
Remuneration charge for the Board (gross of withholding tax)

	2021	2020	2019
	(US$ ’000)
Chairperson	300	300	366
Other members of the Board	1,338	1,188	1,557
Total (i)	1,638	1,488	1,923

Shares beneficially owned by the Directors

	2021	2020
	(number of shares)
Chairperson	18,634	13,427
Other members of the Board	61,022	52,593
Total (i)	79,656	66,020
(i)Cash compensation is denominated in USD. Share based compensation based on the market value of Millicom shares on the corresponding AGM date (2021: in total 24,737 shares; 2020: in total 32,358 shares; 2019: in total 19,483 shares-includes 2,876 additional shares that were awarded for the period from the 9 January 2019 date of listing on the Nasdaq Stock Market in the US and the date of the 2019 AGM). Net remuneration comprised 73% in shares and 27% in cash (SEK) (2020: 71% in shares and 29% in cash; 2019: 73% in shares and 27% in cash).
Disclosure of executive team renumeration charge
Remuneration charge for the Executive Team

	CEO	CFO	Executive Team (5 members)
	(US$ ’000)
2021
Base salary	1,185	708	2,783
Bonus	2,164	969	2,718
Pension	284	106	652
Other benefits	88	46	791
MSU (v)	991	198	545
Total before share based compensation	4,712	2,027	7,489
Share based compensation(i)(ii) in respect of 2021 LTIP (iv)	7,914	1,652	5,383
Total	12,626	3,679	12,872

	CEO	CFO	Executive Team (9 members) (iii)
	(US$ ’000)
2020
Base salary	1,173	670	2,612
Bonus	1,301	509	1,837
Pension	285	100	663
Other benefits	82	38	303
Total before share based compensation	2,841	1,317	5,414
Share based compensation(i)(ii) in respect of 2020 LTIP (iv)	7,114	1,834	3,796
Total	9,955	3,151	9,210

	CEO	CFO	Executive team (9 members)
	(US$ ’000)
2019
Base salary	1,167	654	3,498
Bonus	1,428	626	2,098
Pension	279	98	798
Other benefits	50	260	1,521
Termination benefits	—	—	863
Total before share based compensation	2,924	1,639	8,779
Share based compensation(i)(ii) in respect of 2019 LTIP (iv)	5,625	1,576	5,965
Total	8,549	3,215	14,743
(i)    See note B.4.1.
(ii)    Share awards of 196,904 and 211,578 were granted in 2021 under the 2019 LTIPs to the CEO, and Executive Team (2020: 153,894 and 135,269, respectively; 2019: 102,122 and 135,480, respectively).
(iii)    'Other Executives' includes compensation paid in 2020 to Rachel Samren former Chief External Affairs Officer (departure August 31, 2020) and to HL Rogers former Chief Ethics and Compliance Officer (departure January 1, 2020). Additionally other Benefits' for 'Other Executives' include medical and dental insurance for Daniel Loria, former CHRO.
(iv)    Calculated based on the closing Millicom share price on the Nasdaq in the US at the grant date.
(v)    Represents the amount earned in 2021.

Disclosure of vested and unvested share awards beneficially granted to the Executive team

	CEO	Executive team	Total
	(number of shares)
2021
Share ownership (vested from equity plans and otherwise acquired)	232,562	221,407	453,969
Share awards not vested	278,666	295,568	574,234
2020
Share ownership (vested from equity plans and otherwise acquired)	194,432	169,725	364,157
Share awards not vested	325,250	297,317	622,567

Disclosure of other non-operating (expenses) income, net
Non-operating items mainly comprise changes in fair value of derivatives and the impact of foreign exchange fluctuations on the results of the Group.

		December 31
	Note	2021	2020	2019
		(US$ millions)
Change in fair value of derivatives	C.7.2.	3	(11)	0
Change in fair value in investment in Jumia (i)		—	(18)	(38)
Change in fair value in investment in HT (ii)	C.7.3.	18	(16)	312
Change in value of call option asset and put option liability	C.7.4.	(31)	5	(25)
Exchange gains (losses), net		(43)	(69)	(32)
Other non-operating income (expenses), net		3	3	10
Total		(50)	(106)	227

Disclosure of income tax charge
Income tax charge

	2021	2020	2019
	(US$ millions)
Income tax (charge) credit
Withholding tax	(56)	(83)	(56)
Other income tax relating to the current year	(112)	(65)	(88)
Adjustments in respect of prior years	(18)	(29)	(7)
Total	(186)	(177)	(151)
Deferred tax (charge) credit
Origination and reversal of temporary differences	73	99	58
Effect of change in tax rates	29	(5)	(8)
Tax income (expense) before valuation allowances	102	94	50
Effect of valuation allowances	(87)	(19)	(9)
Total	15	75	41
Adjustments in respect of prior years	(18)	—	(10)
	(3)	75	31
Tax (charge) credit on continuing operations	(189)	(102)	(120)
Tax (charge) credit on discontinuing operations	—	(2)	(2)
Total tax (charge) credit	(189)	(104)	(122)

Disclosure of income tax calculation
Income tax calculation

	2021	2020			2019
	Total	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
	(US$ millions)
Profit before tax	732	(271)	(11)	(282)	218	59	277
Tax at the weighted average statutory rate	(154)	82	3	85	(37)	(11)	(48)
Effect of:
Items taxed at a different rate	9	1	—	1	(1)	—	(1)
Change in tax rates on deferred tax balances	29	(5)	—	(5)	(8)	—	(8)
Expenditure not deductible and income not taxable	79	(106)	(3)	(109)	(37)	9	(28)
Unrelieved withholding tax	(55)	(83)	—	(83)	(56)	—	(56)
Accounting for associates and joint ventures	41	42	—	42	36	—	36
Movement in deferred tax on unremitted earnings	(15)	15	—	15	9	—	9
Unrecognized deferred tax assets	(144)	(27)	—	(27)	(20)	—	(20)
Recognition of previously unrecognized deferred tax assets	57	8	—	8	11	—	11
Adjustments in respect of prior years	(36)	(29)	(2)	(31)	(17)	—	(17)
Total tax (charge) credit	(189)	(102)	(2)	(104)	(120)	(2)	(122)
Weighted average statutory tax rate	21.0%	30.3%		30.1%	17.0%		17.3%
Effective tax rate	25.8%	-37.5%		-36.8%	55.0%		44.0%

Disclosure of deferred taxes and deductible temporary differences
Deferred tax

	Fixed assets	Unused tax losses	Unremitted earnings	Other	Offset	Total
	(US$ millions)
Balance at December 31, 2019	(223)	34	(25)	129	—	(85)
Deferred tax assets	84	34	—	134	(52)	200
Deferred tax liabilities	(307)	—	(25)	(5)	52	(285)
Balance at December 31, 2019	(223)	34	(25)	129	—	(85)
(Charge)/credit to income statement	81	150	15	(171)	—	75
Change in scope	—	—	—	—	—	—
Exchange differences	—	3	(1)	(4)	—	(2)
Balance at December 31, 2020	(142)	187	(11)	(46)	—	(12)
Deferred tax assets	97	187	—	102	(189)	197
Deferred tax liabilities	(239)	—	(11)	(148)	189	(209)
Balance at December 31, 2020	(142)	187	(11)	(46)	—	(12)
Change in scope	(9)	—	—	3	—	(6)
(Charge)/credit to income statement (i)	23	(27)	(15)	16	—	(3)
Charge to Other Comprehensive Income	—	—	—	(1)	—	(1)
Exchange differences	(2)	(4)	—	(6)	—	(12)
Balance at Balance at 31 December 2021	(130)	156	(26)	(34)	—	(34)

Deferred tax assets	97	156	—	162	(235)	180
Deferred tax liabilities	(227)	—	(26)	(196)	235	(214)
Balance at December 31, 2021	(130)	156	(26)	(34)	—	(34)
(i) The movement in the deferred tax balance includes the net effect of the derecognition and recognition of certain deferred tax assets in Colombia (a net negative movement of $30 million).
Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	Fixed assets	Unused tax losses	Other	Total
	(US$ millions)
At December 31, 2021	117	4,856	103	5,076
At December 31, 2020	57	4,668	218	4,943

Disclosure of unrecognized loss carryforwards
Unrecognized tax losses carryforward related to continuing operations expire as follows:

	2021	2020	2019
	(US$ millions)
Expiry:
Within one year	1	3	1
Within one to five years	2	3	2
After five years	1,232	1,089	493
No expiry	3,621	3,573	4,209
Total	4,856	4,668	4,705

Disclosure of earnings per share
Net profit/(loss) used in the earnings (loss) per share computation

	2021	2020	2019
	(US$ millions)
Basic and Diluted
Net profit (loss) attributable to equity holders from continuing operations	591	(332)	93
Net profit (loss) attributable to equity holders from discontinued operations	—	(12)	57
Net profit/(loss) attributable to all equity holders to determine the basic profit (loss) per share	590	(344)	149
Weighted average number of shares in the earnings (loss) per share computation

	2021	2020	2019
	(thousands of shares)
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings (loss) per share	101,129	101,172	101,144
Potential incremental shares	—	—	—
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution	101,129	101,172	101,144